Related Party Transactions (Details) - Schedule of all related party balances payable, for services and business expense reimbursements rendered - CAD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Schedule of all related party balances payable, for services and business expense reimbursements rendered [Abstract]
Payable to Nova Minerals	$ 233,299	$ 236,402
Payable to officers & directors	16,271	43,240
Total	$ 249,570	$ 279,642